Percentage of Awards to Vest (Detail) (Restricted Stock)	12 Months Ended
Dec. 31, 2012
TSR Rank, 1 - 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Awards to Vest	100.00%
TSR Rank, 4 - 5
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Awards to Vest	75.00%
TSR Rank, 6 - 8
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Awards to Vest	50.00%
TSR Rank, 9 - 11
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Awards to Vest	25.00%
TSR Rank, 12 - 14
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Awards to Vest	0.00%